                         METLIFE INSURANCE COMPANY USA

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
              PROSPECTUSES DATED MAY 1, 2000 AND NOVEMBER 9, 2006
                                 (COVA SERIES A)

This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the Cova Series A Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

 Mortality and Expense Risk Charge*............ 0.85%
                                                ----

 Total Separate Account Annual Expenses........ 0.85%

 * We are waiving an amount of the Mortality and Expense Risk Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.37%     1.01%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                       DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                          MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 Invesco Comstock Portfolio -- Class B       0.56%         0.25%       0.02%         --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value                      0.64%          --          0.04%      0.08%       0.76%         0.02%         0.74%
  Portfolio -- Class A

 MFS(R) Research International               0.69%         0.25%       0.07%         --        1.01%         0.06%         0.95%
  Portfolio -- Class B


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth                   0.65%          --          0.03%
  Portfolio -- Class A

 Oppenheimer Global Equity                        0.66%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A         0.48%          --          0.04%

 T. Rowe Price Large Cap Value                    0.57%           --         0.02%
  Portfolio -- Class A

METROPOLITAN SERIES FUND
 BlackRock Bond Income                            0.32%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond                 0.34%          --          0.03%
  Portfolio -- Class A

 Jennison Growth Portfolio -- Class B             0.60%         0.25%        0.02%

 Met/Wellington Core Equity                      0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 MFS(R) Total Return Portfolio -- Class   B       0.55%         0.25%        0.05%

 MFS(R) Value Portfolio -- Class B               0.70%         0.25%        0.02%

 Neuberger Berman Genesis                         0.81%           --         0.03%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                  0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic               0.59%           --         0.04%
  Bond Opportunities
  Portfolio -- Class A

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                     0.47%         0.25%        0.11%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth                    --        0.68%         0.01%         0.67%
  Portfolio -- Class A

 Oppenheimer Global Equity                         --        0.96%          0.08%        0.88%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A          --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value                     --        0.59%            --         0.59%
  Portfolio -- Class A

METROPOLITAN SERIES FUND
 BlackRock Bond Income                             --        0.61%          0.00%        0.61%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond                  --        0.37%         0.02%         0.35%
  Portfolio -- Class A

 Jennison Growth Portfolio -- Class B              --        0.87%          0.08%        0.79%

 Met/Wellington Core Equity                       --        0.87%         0.12%         0.75%
  Opportunities Portfolio -- Class E

 MFS(R) Total Return Portfolio -- Class   B        --        0.85%            --         0.85%

 MFS(R) Value Portfolio -- Class B                --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                          --        0.84%          0.01%        0.83%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                   --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic                --        0.63%          0.04%        0.59%
  Bond Opportunities
  Portfolio -- Class A

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                      --        0.83%            --         0.83%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class E (formerly
         WMC Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Equity Income Fund



DOLLAR COST AVERAGING PROGRAM


In this section of the prospectus, all references to "Money Market Fund" and "Money Market Portfolio," as applicable, are replaced with "BlackRock Ultra-Short Term Bond Portfolio."

SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. There is no death benefit during the income phase, however, depending on the annuity options you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).


OTHER INFORMATION


METLIFE INSURANCE COMPANY USA


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org.

An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."): Invesco V.I. International Growth Fund (Series I) (closed May 1, 2002); Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class I) (closed May 1, 2003); Metropolitan Series Fund: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed May 1, 2003); Met Investors Series Trust: MFS(R) Research International Portfolio (Class A) (closed May 1, 2003); Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003); Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004); Metropolitan Series Fund: BlackRock Capital Appreciation Portfolio (Class A) (added and closed effective May 4, 2009); Met Investors Series Trust: Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011); ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011); and Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed May 1, 2016).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of the Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 1) (closed May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class A) (closed May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 1) (closed May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 1) (closed May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Premier Equity Fund (Series I) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid-Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the assets in the Class B shares of the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust, which had been closed to new investment, were transferred to the Class A Shares of those investment portfolios.


Effective as of May 3, 2010, Putnam VT Growth and Income Fund (Class 1B) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) (closed effective May 1, 2002) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Met/Templeton Growth Portfolio of the Met Investors Series Trust. Also effective April 29, 2013, the Met/Templeton Growth Portfolio changed its name to the Oppenheimer Global Equity Portfolio.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 MET INVESTORS SERIES TRUST

 Invesco Comstock Portfolio -- Class B      Seeks capital growth and income.
 Invesco Mid Cap Value                      Seeks high total return by investing in equity
 Portfolio -- Class A                       securities of mid-sized companies.
 MFS(R) Research International              Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                  Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class A    Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class A                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
 (formerly WMC Core Equity                  appreciation and current income.
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Seeks capital growth and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MET INVESTORS SERIES TRUST

 Invesco Comstock Portfolio -- Class B      MetLife Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                      MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International              MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity                  MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: OppenheimerFunds, Inc.
 PIMCO Total Return Portfolio -- Class A    MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value              MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class A (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
 (formerly WMC Core Equity                  Company LLP
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio -- Class B   MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Putnam Investment Management, LLC


                                       7